DERIVATIVE INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (230)	$ 196	$ (191)
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income	273	127
Derivatives Contracts Outstanding	18,000	$ 43,500
Derivative, Forward Contracts Outstanding	$ 6,000